UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2010 (Unaudited)

Shares		Value

COMMON STOCK - 84.51%

Accident & Health Insurance - 1.54%
99,900	CNO Financial Group, Inc. *	$ 677,322

Agriculture Productions - Crops - 1.46%
25,804	Fresh Del Monte Produce, Inc.	643,810

Air-Conditioning & Warm Air Heating Equipment - 1.18%
39,745	Tecumseh Products Co. Class-A *	518,672

Amusements & Recreation Services - 0.34%
26,855	Warner Music Group Corp.	151,194

Ball & Roller Bearings - 2.01%
71,634	NN, Inc.	885,396

Biotechnology Research & Products - 1.94%
97,000	Trinity Biotech Plc. (Ireland) *	854,570

Bottled & Canned Soft Drinks Carbonated Waters - 1.73%
13,674	Coca-Cola Bottling Co.	760,001

Business Services, NEC - 1.73%
31,546	Keynote Systems, Inc.	461,203
100,103	Spark Network, Inc. *	297,306
		758,509
Calculating & Accounting Machines (No Electronic Computers) - 1.99%
56,891	NCR Corp. *	874,415

Canned, Fruits, Veg & Preserves Jams & Jellies - 1.24%
29,100	Del Monte Foods, Co.	547,080

Commercial Physical & Biological Research - 0.49%
38,614	Albany Molecular Research, Inc. *	217,011

Computer Communications Equipment - 0.82%
123,601	ADPT Corp.*	362,151

Computer Peripheral Equipment, NEC - 1.59%
132,000	Brocade Communications Systems, Inc. *	698,280

Computer Processing & Data Preparation - 0.67%
234,388	iPass, Inc.	292,985

Computer Programming, Data Processing Etc. - 0.56%
285,482	Autobytel, Inc. *	245,515
139,248	Autobytel, Inc.-Rights	0
		245,515
Computer Programming Services - 2.25%
52,000	Compuware Corp. *	606,840
91,000	Realnetwork, Inc. *	382,200
		989,040
Construction Special Trade Contractors - 1.83%
66,100	Matrix Service Co. *	805,098

Contain & Package-Metal & Glass - 1.11%
14,601	Crown Holdings, Inc. *	487,381

Electric Services - 4.86%
27,500	Calpine Corp. *	366,850
148,553	GenOn Energy, Inc. *	565,985
53,166	PNM Resources, Inc.	692,221
14,300	Unisource Energy Corp.	512,512
		2,137,568
Electric Lighting & Wiring Equipment - 1.26%
65,238	LSI Industries, Inc.	551,913

Electronic Components - 1.05%
86,552	Puls Elctronics Corp.	460,457

Fabricated Plate Work (Boiler Shops) - 1.29%
24,389	Global Power Equipment Group, Inc. *	565,825

Finance Services - 1.38%
27,600	Broadridge Financial Solutions, Inc.	605,268

Financial Data Process Services - 0.22%
11,574	BGC Partners, Inc. Class-A	96,180

Fire, Marine & Casualty Insurance - 3.84%
11,700	Endurance Specialty Holdings Ltd. (Bermuda)	539,019
27,000	Montpelier Re Holdings, Ltd. (Bermuda)	538,380
33,700	Selective Insurance Group, Inc.	611,655
		1,689,054
Food & Kindred Products - 3.30%
33,200	Sara Lee Corp.	581,332
200,649	Smart Balance, Inc. *	868,810
		1,450,142
Glass Containers - 0.34%
4,800	Owens Illinois, Inc. *	147,360

Gold & Silver Ores - 0.94%
15,200	Coeur D'Alene Mines Corp.	415,264

Home Health Care - 0.75%
472,924	Hooper Holmes, Inc.	331,047

Instruments for Measuring & Testing of Electricity & Electronic Signals - 0.87%
22,900	IXIA *	384,262

Leisure Time - 1.68%
91,700	Callaway Golf Corp.	740,019

Insurance-Life - 3.02%
44,600	Genworth Financial, Inc. Class-A	586,044
74,832	Presidential Life Corp.	743,082
		1,329,126
Medical & Dental Instruments & Supply - 1.31%
49,294	Vascular Solutions, Inc. *	577,726

Miscellaneous Amusement & Research - 0.49%
3,989	Six Flags Entertainment Corp.	217,002

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.43%
66,617	Exide Technologies *	626,866

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.73%
49,000	Wright Medical Group, Inc. *	760,970

Petroleum Refining - 1.59%
38,704	Frontier Oil Corp.	697,059

Pharmaceutical Preparations - 3.41%
20,500	Endo Pharmaceuticals Holdings, Inc. *	732,055
64,045	Prestige Brands Holdings, Inc. *	765,338
		1,497,393
Plastics Products, NEC - 0.40%
17,908	Myers Industries, Inc.	174,424

Prepackaged Software - 0.84%
40,000	Lawson Software Americas, Inc.*	370,000

Printed Circuit Boards - 4.59%
81,915	DDI Corp.	963,320
19,300	Jabil Circuit, Inc.	387,737
58,000	Sanmina-Sci Corp. *	665,840
		2,016,897
Production Technology Equipment - 1.19%
32,596	Electro Scientific Industries, Inc. *	522,514

Publishing-Newspapers - 1.63%
142,215	Journal Communications, Inc. Class-A *	718,186

Radio & TV Broadcasting & Communications Equipment - 1.10%
56,807	SeaChange International, Inc. *	485,700

Retail-Stores, NEC - 1.31%
20,000	IAC/Interactive Corp. *	574,000

Retail-Women's Clothing Stores - 0.22%
15,894	Christopher & Banks Corp.	97,748

Savings Institution, Federally Chartered - 0.82%
33,313	Brookline Bancorp, Inc.	361,446

Security Brokers, Dealers & Flotation Companies - 2.08%
36,969	Cowen Group, Inc. Class-A*	173,385
53,600	Knight Capital Group, Inc. Class-A *	739,144
		912,529
Semiconductors & Related Devices - 3.97%
72,100	AXT, Inc. *	752,724
76,300	Verigy Ltd. (Singapore) *	993,426
		1,746,150
Services-Prepackaged Software - 1.26%
90,724	Saba Software, Inc. *	555,231

Surety Insurance - 1.91%
4,700	Assured Guaranty Ltd. (Bermuda)	83,190
36,506	Old Republic International, Corp.	497,576
41,560	RAM Holdings Ltd. (Bermuda) *	38,235
10,200	XL Capital Ltd. (Bermuda)	222,564
		841,565
Surgical & Medical Instruments & Apparatus - 0.44%
35,507	Cryolife, Inc. *	192,448

Telephone & Telegraph Apparatus - 1.37%
89,000	Tellabs, Inc.	603,420

Title Insurance - 1.26%
47,910	Stewart Information Services Corp.	552,402

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.87%
18,145	MYR Group, Inc. *	381,045

TOTAL FOR COMMON STOCKS (Cost $28,356,478) - 84.51%		37,154,634

CORPORATE BONDS - 3.69%
31,800	Delphi Financial Group 7.376% 05/01/2067	744,120
20,567	Phoenix Companies Quibs 7.45% 11/15/2032	393,138
29,300	PMA Capital Corp. 8.50% 06/15/2018	271,025
8,856	Pulte Homes, Inc. 7.375% 06/01/2046	214,758

TOTAL FOR CORPORATE BONDS (Cost $1,336,441) - 3.69%		1,623,041

EXCHANGE TRADED FUNDS - 0.71%
4,000	iShares Russell 2000 Index Fund	312,960

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $315,422) - 0.71%		312,960

SHORT-TERM INVESTMENTS - 11.70%
5,144,266	Huntington U.S. Treasury Money Market IV (Cost $5,144,266) 0.01% **	5,144,266

TOTAL INVESTMENTS (Cost $35,152,607) - 100.61%		44,234,901

LIABILITES IN EXCESS OF OTHER ASSETS - (0.61%)		- (268,383)

NET ASSETS - 100.00%		$ 43,966,518

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $35,152,607 amounted to $9,082,294 which consisted of aggregate gross unrealized appreciation of $9,601,720 and aggregate gross unrealized depreciation of $519,426.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$37,154,634	$0	$0	$37,154,634
Exchange Traded Funds	$312,960	$0	$0	$312,960
Corporate Bonds	$1,623,041	$0	$0	$1,623,041
Cash Equivalents	$5,144,266	$0	$0	$5,144,266
Total	$44,234,901	$0	$0	$44,234,901

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 28, 2011

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.